Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (12,332,026)	$ (11,984,505)	$ (15,866,046)	$ (9,233,183)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	188,120	177,516	251,203	266,554
Inventory reserve	(20,277)	(9,616)	(13,779)	(70,004)
Stock-based compensation	1,016,266	1,506,586	1,822,661	952,521
Non-cash interest expense related to convertible debt, credit facility and other financing activities	93,454	1,428,324	1,445,068	2,066,287
Change in fair value of warrant liability	(361)	200,994	200,936	(782,112)
Increase/(decrease) in cash resulting from changes in:
Accounts receivable	(29,760)	(3,245)	(1,400)	9,685
Inventory	(93,000)	(46,201)	(82,126)	38,464
Prepaid expenses and other current assets	(181,284)	(528,988)	(401,355)	(37,691)
Other non-current assets		500	500	268,583
Accounts payable	142,028	(992,399)	(981,869)	(175,280)
Accrued liabilities	218,829	(1,177,010)	(1,042,160)	233,852
Accrued interest	96,295	38,304	54,537
Deferred rent	5,614	33,238	38,178	259,961
Net cash used in operating activities	(10,896,102)	11,356,502	(14,575,652)	(6,202,363)
Cash Flows From Investing Activities
Purchases of fixed assets	(118,896)	(201,835)	(394,925)	(711)
Net cash used in investing activities	(118,896)	(201,835)	(394,925)	(711)
Cash Flows From Financing Activities
Proceeds from exercise of stock options				20,105
Payments for repurchase of shares				(4,111)
Principal payments on equipment financing			(23,250)
Net proceeds from issuance of common stock	8,830,057	17,390,240	17,390,240
Proceeds from exercise of common stock warrants	9,697,660
Payments on equipment financings	(54,007)	(9,300)
Payments on supplier and other third party financings	(33,674)	(163,411)	(192,511)	(154,998)
Payments on line of credit	(247,701)	(2,346,000)	(2,346,000)
Proceeds from borrowings on line of credit		365,000	365,000	1,981,000
Proceeds from issuance of convertible notes and warrants		175,000	175,000	4,245,000
Net proceeds from borrowings on credit facility and warrants		4,897,502	4,897,502
Net cash provided by financing activities	18,192,335	20,309,031	20,265,981	6,086,996
Net increase/(decrease) in Cash and Cash Equivalents	7,177,337	8,750,694	5,295,404	(116,078)
Cash and Cash Equivalents at Beginning of Period	5,364,582	69,178	69,178	185,256
Cash and Cash Equivalents at End of Period	12,541,919	8,819,872	5,364,582	69,178
Cash paid during the period for:
Interest	309,324	298,381	402,075	3,777
Taxes	$ 2,054	$ 800	$ 800	$ 800